Long-term debt - Summary of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Mar. 28, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 3,615
2017	3,051
2018	2,261
2019	1,799
2020	1,760
Thereafter	6,498
Minimum Capital Lease Payments	18,984
Less imputed interest	5,411
Total	$ 13,573